LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases
SCHEDULE OF FINANCING AND OPERATING LEASES

The table below presents the lease-related assets and liabilities recorded in the Condensed Consolidated Balance Sheet:

	Classification on the Balance Sheet	September 30, 2021	December 31, 2020
		(unaudited)
Assets
Financing lease assets	Property and equipment, net	$652	$597
Operating lease assets	Operating lease right of use assets	3,989	4,384
Total lease assets		$4,641	$4,981

Liabilities
Current
Financing lease liabilities	Other accrued expenses	$98	$177
Operating lease liabilities	Other accrued expenses	1,030	1,027
Total current lease liabilities		$1,128	$1,204
Noncurrent
Financing lease liabilities	Other long-term liabilities	75	138
Operating lease liabilities	Operating lease liabilities, net of current portion	3,152	3,540
Total long-term lease liabilities		3,227	3,678
Total lease liabilities		$4,355	$4,882

The table below presents the lease-related assets and liabilities recorded in the Consolidated Balance Sheet:

	Classification on the Balance Sheet	December 31, 2020
		(unaudited)
Assets
Financing lease assets	Property and equipment, net	$597
Operating lease assets	Operating lease right of use assets	4,384
Total lease assets		$4,981

Liabilities
Current
Financing lease liabilities	Other accrued expenses	$177
Operating lease liabilities	Other accrued expenses	1,027
Total current lease liabilities		$1,204
Noncurrent
Financing lease liabilities	Other long-term liabilities	138
Operating lease liabilities	Operating lease liabilities, net of current portion	3,540
Total long-term lease liabilities		3,678
Total lease liabilities		$4,882

Schedule of Maturities of Operating and Financing Lease Liabilities

The table below reconciles the cash flows to the lease liabilities recorded on the Company’s Condensed Consolidated Balance Sheet as of September 30, 2021:

	Operating Leases	Financing Leases
2021 (remaining through December 31)	312	39
2022	1,192	86
2023	794	60
2024	473	-
2025	402	-
2026	414	-
Thereafter	1,510	-
Total minimum lease payments	5,097	185
Less: amount of lease payments representing effects of discounting	915	12
Present value of future minimum lease payments	4,182	173
Less: current obligations under leases	1,030	98
Long-term lease obligations	$3,152	$75

The table below reconciles the undiscounted cash flows to the lease liabilities recorded on the Company’s Consolidated Balance Sheet as of December 31, 2020:

	Operating Leases	Financing Leases
2021	1,235	185
2022	1,028	78
2023	629	65
2024	390	-
2024-2030	2,327
Total minimum lease payments	5,609	329
Less: amount of lease payments representing effects of discounting	1,042	14
Present value of future minimum lease payments	4,567	315
Less: current obligations under leases	1,027	177
Long-term lease obligations	$3,540	$138

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE LEASES

As of September 30, 2021, contractual obligations with terms exceeding one year and estimated minimum future rental payments required by non-cancelable operating leases with initial or remaining lease terms exceeding one year were as follows:

		Less than	1 to 3	3 to 5	After
	Total	1 Year	Years	Years	5 Years
Operating lease obligations	$5,097	$312	$1,986	$875	$1,924
Total	$5,097	$312	$1,986	$875	$1,924